Related Party Transactions - Schedule of Trade Accounts Payables to Related Parties (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Balance Sheet:
Trade accounts payables to related parties	$ 1,766	$ 5,450
Trade Accounts Payables [Member]
Balance Sheet:
Trade accounts payables to related parties	1,284	1,412
Trade Accounts Payables [Member] | KOAS [Member]
Balance Sheet:
Trade accounts payables to related parties	660	864
Trade Accounts Payables [Member] | KNOT [Member]
Balance Sheet:
Trade accounts payables to related parties	$ 624	$ 548